Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMG Funds III
Entity Central Index Key	0000720309
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000027306 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Asia Pacific Fund
Class Name	Class I
Trading Symbol	MSEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Veritas Asia Pacific Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Asia Pacific Fund (Class I/MSEIX)	$57	0.93%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.93%
Net Assets	$ 153,843,019
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 385,146
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$153,843,019
Total number of portfolio holdings	32
Net advisory fees paid	$385,146
Portfolio turnover rate as of the end of the reporting period	108%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd. (South Korea)	13.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	11.3%
Delta Electronics, Inc. (Taiwan)	8.2%
MediaTek, Inc. (Taiwan)	4.4%
SK hynix, Inc. (South Korea)	4.1%
Accton Technology Corp. (Taiwan)	4.0%
Elite Material Co., Ltd. (Taiwan)	3.6%
Murata Manufacturing Co., Ltd. (Japan)	3.5%
HD Hyundai Heavy Industries Co., Ltd. (South Korea)	3.1%
Unimicron Technology Corp. (Taiwan)	2.5%
Top Ten as a Group	57.9%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd. (South Korea)	13.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	11.3%
Delta Electronics, Inc. (Taiwan)	8.2%
MediaTek, Inc. (Taiwan)	4.4%
SK hynix, Inc. (South Korea)	4.1%
Accton Technology Corp. (Taiwan)	4.0%
Elite Material Co., Ltd. (Taiwan)	3.6%
Murata Manufacturing Co., Ltd. (Japan)	3.5%
HD Hyundai Heavy Industries Co., Ltd. (South Korea)	3.1%
Unimicron Technology Corp. (Taiwan)	2.5%
Top Ten as a Group	57.9%

C000027305 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Asia Pacific Fund
Class Name	Class N
Trading Symbol	MGSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Veritas Asia Pacific Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Asia Pacific Fund (Class N/MGSEX)	$72	1.17%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.17%
Net Assets	$ 153,843,019
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 385,146
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$153,843,019
Total number of portfolio holdings	32
Net advisory fees paid	$385,146
Portfolio turnover rate as of the end of the reporting period	108%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd. (South Korea)	13.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	11.3%
Delta Electronics, Inc. (Taiwan)	8.2%
MediaTek, Inc. (Taiwan)	4.4%
SK hynix, Inc. (South Korea)	4.1%
Accton Technology Corp. (Taiwan)	4.0%
Elite Material Co., Ltd. (Taiwan)	3.6%
Murata Manufacturing Co., Ltd. (Japan)	3.5%
HD Hyundai Heavy Industries Co., Ltd. (South Korea)	3.1%
Unimicron Technology Corp. (Taiwan)	2.5%
Top Ten as a Group	57.9%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd. (South Korea)	13.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	11.3%
Delta Electronics, Inc. (Taiwan)	8.2%
MediaTek, Inc. (Taiwan)	4.4%
SK hynix, Inc. (South Korea)	4.1%
Accton Technology Corp. (Taiwan)	4.0%
Elite Material Co., Ltd. (Taiwan)	3.6%
Murata Manufacturing Co., Ltd. (Japan)	3.5%
HD Hyundai Heavy Industries Co., Ltd. (South Korea)	3.1%
Unimicron Technology Corp. (Taiwan)	2.5%
Top Ten as a Group	57.9%

C000027310 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K ESG Bond Fund
Class Name	Class N
Trading Symbol	MGFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K ESG Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K ESG Bond Fund (Class N/MGFIX)	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 313,740,586
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 299,878
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$313,740,586
Total number of portfolio holdings	183
Net advisory fees paid	$299,878
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	3.6%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.6%
FNMA, 3.500%, 08/01/49	2.2%
FNMA, 3.500%, 02/01/47	1.9%
FNMA, 3.500%, 02/01/35	1.8%
FNMA, 4.000%, 06/01/48	1.8%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.7%
FNMA, 5.500%, 11/01/52	1.5%
FNMA, 4.000%, 07/01/44	1.3%
FHLMC, 3.000%, 11/01/49	1.1%
Top Ten as a Group	19.5%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	3.6%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.6%
FNMA, 3.500%, 08/01/49	2.2%
FNMA, 3.500%, 02/01/47	1.9%
FNMA, 3.500%, 02/01/35	1.8%
FNMA, 4.000%, 06/01/48	1.8%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.7%
FNMA, 5.500%, 11/01/52	1.5%
FNMA, 4.000%, 07/01/44	1.3%
FHLMC, 3.000%, 11/01/49	1.1%
Top Ten as a Group	19.5%

C000125498 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K ESG Bond Fund
Class Name	Class I
Trading Symbol	MGBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K ESG Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K ESG Bond Fund (Class I/MGBIX)	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 313,740,586
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 299,878
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$313,740,586
Total number of portfolio holdings	183
Net advisory fees paid	$299,878
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	3.6%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.6%
FNMA, 3.500%, 08/01/49	2.2%
FNMA, 3.500%, 02/01/47	1.9%
FNMA, 3.500%, 02/01/35	1.8%
FNMA, 4.000%, 06/01/48	1.8%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.7%
FNMA, 5.500%, 11/01/52	1.5%
FNMA, 4.000%, 07/01/44	1.3%
FHLMC, 3.000%, 11/01/49	1.1%
Top Ten as a Group	19.5%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	3.6%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.6%
FNMA, 3.500%, 08/01/49	2.2%
FNMA, 3.500%, 02/01/47	1.9%
FNMA, 3.500%, 02/01/35	1.8%
FNMA, 4.000%, 06/01/48	1.8%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.7%
FNMA, 5.500%, 11/01/52	1.5%
FNMA, 4.000%, 07/01/44	1.3%
FHLMC, 3.000%, 11/01/49	1.1%
Top Ten as a Group	19.5%